Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Restricted Stock Unit Grants; Granting of Awards Relative to Release of Material Non-Public Information
We award restricted stock unit grants to promote long-term retention of executive officers and permit them to accumulate equity ownership in Tandy Leather Factory, Inc., so that the interests of our management team are directly aligned with the interest of our stockholders. We believe it is important to have an element of compensation that is focused directly on retaining talent so that we can minimize potential loss of company and industry knowledge and the disruption inherent in unplanned turnovers. Restricted stock unit grants also align our executive officers with our stockholders by making them stockholders themselves. Retaining talent and aligning interests encourages our executive officers to take actions to enhance the value of our business and increase stockholder value. Time-based restricted stock unit awards generally vest equally over three or four years. During fiscal 2025, in connection with the hiring of Johan Hedberg as Chief Executive Officer, we granted to Mr. Hedberg 100,000 restricted stock units that vested in February 2026, and 900,000 performance-based restricted stock units that will vest (if at all) upon the Company’s achievement of certain pre-determined performance targets (with 150,000 shares being issued if and when each of six different targets are achieved), subject to his continued employment with the Company on each such date.
The Company has not awarded stock options for executive compensation in recent years and has not timed its disclosure of material non-public information for the purpose of affecting executive compensation. Were the Company to make future awards of stock options or other market price-based equity, the Company’s Board would take into account any material non-public information when determining the timing and terms of such award, so that the value of such awards would not be expected to substantially increase following the disclosure of such information.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company has not awarded stock options for executive compensation in recent years and has not timed its disclosure of material non-public information for the purpose of affecting executive compensation. Were the Company to make future awards of stock options or other market price-based equity, the Company’s Board would take into account any material non-public information when determining the timing and terms of such award, so that the value of such awards would not be expected to substantially increase following the disclosure of such information.

MNPI Disclosure Timed for Compensation Value	false